UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2019 (Unaudited)

INVESTMENT COMPANIES - 80.87%	Shares	Value
Closed-End Funds - 78.96%
Aberdeen Emerging Markets Equity Income Fund, Inc.	277,231	$2,015,469
Aberdeen Japan Equity Fund, Inc.	114,992	802,069
Adams Diversified Equity Fund, Inc.	376,772	5,440,588
Alliance California Municipal Income Fund, Inc.	254,985	3,768,678
BlackRock Debt Strategies Fund, Inc.	87,213	934,923
BlackRock New York Municipal Income Quality Trust	188,383	2,412,075
Boulder Growth & Income Fund, Inc.	670,080	7,223,462
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	572,465	6,377,260
Central Securities Corp.	342,815	9,821,650
Dividend and Income Fund	334,990	3,805,486
DTF Tax-Free Income, Inc.	137,281	1,816,228
Duff & Phelps Utility and Corporate Bond Trust, Inc.	265,006	2,279,052
Eaton Vance Municipal Bond Fund	206,668	2,562,683
First Trust Aberdeen Global Opportunity Income Fund	19,449	195,462
General American Investors Co., Inc.	287,339	9,571,262
Invesco Dynamic Credit Opportunities Fund	204,536	2,219,216
Invesco High Income Trust II	240,678	3,451,322
Japan Smaller Capitalization Fund, Inc.	352,923	3,095,135
Latin American Discovery Fund Escrow (a)	71,179	0
Lazard World Dividend & Income Fund, Inc.	196,528	1,949,558
Mexico Equity & Income Fund, Inc.	131,107	1,392,029
MFS California Municipal Fund	9,609	109,451
Morgan Stanley Asia Pacific Fund, Inc.	228,277	3,732,329
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
Neuberger Berman High Yield Strategies Fund, Inc.	421,590	4,759,751
Nuveen Connecticut Quality Municipal Income Fund	413,312	4,980,410
Nuveen Credit Strategies Income Fund	285,472	2,206,699
Nuveen Ohio Quality Municipal Income Fund	112,416	1,626,659
Royce Value Trust, Inc.	40,104	551,831
Source Capital, Inc.	157,518	5,670,648
Taiwan Fund, Inc.	233,712	4,185,852
The Swiss Helvetia Fund, Inc.	61,192	466,283
Tri-Continental Corp.	56,646	1,489,790
Turkish Investment Fund, Inc. Escrow (a)	129,831	0
Western Asset Global High Income Fund, Inc.	29,900	280,761
Western Asset High Income Fund II, Inc.	122,663	794,856
Western Asset High Income Opportunity Fund, Inc.	78,373	378,542
		102,367,469
Business Development Companies - 1.91%
Equus Total Return, Inc. (a)	106,919	204,333
Great Elm Capital Corp.	11,496	94,957
MVC Capital, Inc.	239,975	2,176,573
		2,475,863
Total Investment Companies (Cost $100,916,702)		104,843,332

PREFERRED STOCKS - 2.85%
Real Estate Investment Trusts - 2.85%
Brookfield DTLA Fund Office Trust Investor, Inc.	171,723	3,697,196
Total Preferred Stocks (Cost $4,470,241)		3,697,196

OTHER COMMON STOCKS - 4.43%
Food Products - 0.03%
Bioceres Crop Solutions Corp. (a)(g)	6,691	34,927
Professional Services - 2.69%
Hill International, Inc. (a)	1,195,255	3,490,145
Real Estate Investment Trusts - 1.12%
Brookfield Property REIT, Inc.	70,751	1,449,688
Real Estate Management & Development - 0.59%
Trinity Place Holdings, Inc. (a)	190,851	763,404
Total Other Common Stocks (Cost $7,916,121)		5,738,164
	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 32.54% (a)
8I Enterprises Acquisition Corp. (g)	50,000	502,000
Acamar Partners Acquisition Corp. Units	80,000	800,000
Alberton Acquisition Corp. (g)	70,000	696,500
Allegro Merger Corp.	200,080	1,986,794
AMCI Acquisition Corp. Units	50,000	506,000
Andina Acquisition Corp. III (g)	120,950	1,179,262
Big Rock Partners Acquisition Corp.	111,602	1,153,965
Black Ridge Acquisition Corp.	226,445	2,310,939
Boxwood Merger Corp. Units	50,000	504,500
CF Finance Acquisition Corp. Units	40,000	408,000
CM Seven Star Acquisition Corp. (c)(g)	250,000	2,580,000
DiamondPeak Holdings Corp. Units	72,599	727,442
Edtechx Holdings Acquisition Corp.	40,325	406,476
Forum Merger II Corp.	68,439	678,224
GigCapital, Inc.	93,300	951,660
Gordon Pointe Acquisition Corp.	33,000	336,600
Graf Industrial Corp. Units	2,800	28,322
HL Acquisitions Corp. (g)	34,456	342,493
Legacy Acquisition Corp.	50,000	502,000
Leisure Acquisition Corp.	61,288	612,880
Leisure Acquisition Corp. Units	1	10
LF Capital Acquisition Corp.	136,900	1,375,845
Longevity Acquisition Corp. (g)	63,286	632,227
Modern Media Acquisition Corp.	68,200	706,552
Monocle Acquisition Corp. Units	59,500	599,760
MTech Acquisition Corp.	73,968	746,818
Mudrick Capital Acquisition Corp.	49,182	495,755
Opes Acquisition Corp.	49,670	504,150
Pensare Acquisition Corp.	124,900	1,280,225
Pivotal Acquisition Corp. Units	25,000	254,750
Pure Acquisition Corp.	546,554	5,476,471
Pure Acquisition Corp. Units	1	11
RMG Acquisition Corp. Units	66,400	665,992
Schultze Special Purpose Acquisition Corp. Units	50,000	503,250
Tenzing Acquisition Corp. (g)	54,305	546,851
Thunder Bridge Acquisition Ltd. (g)	112,602	1,148,540
Tiberius Acquisition Corp.	113,800	1,147,104
TKK Symphony Acquisition Corp. (g)	212,439	2,105,270
Tottenham Acquisition I Ltd. (g)	12,474	125,364
Trident Acquisitions Corp.	175,020	1,783,454
Trinity Merger Corp.	74,616	762,576
Tuscan Holdings Corp. Units	24,000	250,272
Twelve Seas Investment Co. Units (g)	81,000	846,450
Vantage Energy Acquisition Corp.	218,500	2,233,070
VectoIQ Acquisition Corp.	38,325	382,867
Wealthbridge Acquisition Ltd. Units (g)	40,000	402,800
Total Special Purpose Acquisition Vehicles (Cost $40,387,706)		42,190,491

	Shares
LIQUIDATING TRUSTS - 0.34% (a)(c)(f)(h)
Crossroads Liquidating Trust	292,681	187,316
JP Morgan China Region Fund, Inc.	192,486	1,925
Winthrop Realty Trust	295,985	245,668
Total Liquidating Trusts (Cost $1,603,926)		434,909

	Principal
	Amount
CONVERTIBLE NOTES - 1.65% (b)
Emergent Capital, Inc.
5.000%, 02/15/2023 (i)	$3,206,898	2,004,664
Wheeler Real Estate Investment Trust (c)(f)
9.000%, 06/15/2019	138,437	138,437
Total Convertible Notes (Cost $3,201,945)		2,143,101

CORPORATE BONDS - 0.00%
Washington Mutual, Inc. (b)(c)(d)(f)
0.000%, 03/17/2014	3,000,000	0
Total Corporate Bonds (Cost $0)		0

CORPORATE NOTES - 4.72% (b)
Great Elm Capital Corp.
6.500%, 09/18/2022	32,735	829,505
6.750%, 01/31/2025	6,685	169,064
MVC Capital, Inc.
6.250%, 11/30/2022	200,000	5,114,000
Total Corporate Notes (Cost $5,985,500)		6,112,569

SENIOR SECURED NOTES - 1.08%
Emergent Capital, Inc. (b)(c)(f)
8.500%, 07/28/2021	1,600,000	1,400,000
Total Senior Secured Notes (Cost $1,600,000)		1,400,000

	Shares
WARRANTS - 0.96% (a)
Alberton Acquisition Corp.
Expiration: November 2023	70,000	6,300
Exercise Price: $11.50 (g)
Allegro Merger Corp.
Expiration: January 2025	200,080	52,021
Exercise Price: $11.50
Andina Acquisition Corp. III
Expiration: March 2024	120,950	22,981
Exercise Price: $11.50 (g)
Big Rock Partners Acquisition Corp.
Expiration: December 2022	55,801	10,044
Exercise Price: $11.50
Bioceres Crop Solutions Corp.
Expiration: March 2024	68,763	18,566
Exercise Price: $11.50 (g)
Bison Capital Acquisition Corp.
Expiration: July 2022	50,000	10,000
Exercise Price: $11.50 (g)
Black Ridge Acquisition Corp.
Expiration: October 2022	161,445	48,433
Exercise Price: $11.50
CM Seven Star Acquisition Corp.
Expiration: April 2024	125,000	21,250
Exercise Price: $11.50 (g)
Concrete Pumping Holdings, Inc.
Expiration: December 2023	165,656	198,787
Exercise Price: $11.50
Constellation Alpha Capital Corp.
Expiration: March 2024	25,001	2,000
Exercise Price: $11.50 (g)
COPsync, Inc.
Expiration: October 2020	10,794	0
Exercise Price: $3.125
Edtechx Holdings Acquisition Corp.
Expiration: December 2025	40,325	7,662
Exercise Price: $11.50
Emergent Capital, Inc.
Expiration: October 2019	8	0
Exercise Price: $10.75 (c)(f)
Expiration: July 2025	640,000	0
Exercise Price: $0.00 (c)(f)
Forum Merger II Corp.
Expiration: September 2025	68,439	30,113
Exercise Price: $11.50
GigCapital, Inc.
Expiration: March 2025	58,050	16,486
Exercise Price: $11.50
HL Acquisitions Corp.
Expiration: July 2023	34,456	8,614
Exercise Price: $11.50 (g)
Hunter Maritime Acquisition Corp.
Expiration: October 2021	46,221	21,493
Exercise Price: $11.50 (c)(f)(g)
KBL Merger Corp. IV
Expiration: January 2024	275,000	30,800
Exercise Price: $11.50
Leisure Acquisition Corp.
Expiration: December 2022	30,644	13,790
Exercise Price: $11.50
LF Capital Acquisition Corp.
Expiration: June 2023	124,850	43,697
Exercise Price: $11.50
Longevity Acquisition Corp.
Expiration: July 2025	63,286	3,803
Exercise Price: $11.50 (g)
Modern Media Acquisition Corp.
Expiration: June 2022	54,093	16,769
Exercise Price: $11.50
MTech Acquisition Corp.
Expiration: August 2024	72,246	46,237
Exercise Price: $11.50
Mudrick Capital Acquisition Corp.
Expiration: March 2025	49,182	27,050
Exercise Price: $11.50
Opes Acquisition Corp.
Expiration: January 2023	49,670	11,921
Exercise Price: $11.50
Organogenesis Holdings, Inc.
Expiration: December 2023	93,071	26,991
Exercise Price: $11.50
Pensare Acquisition Corp.
Expiration: August 2022	19,254	3,851
Exercise Price: $11.50
Phunware, Inc.
Expiration: December 2023	8,586	14,210
Exercise Price: $11.50
Pure Acquisition Corp.
Expiration: April 2023	273,277	297,872
Exercise Price: $11.50
Reebonz Holding Ltd.
Expiration: December 2023	56,895	3,414
Exercise Price: $92.00 (g)
Simplicity Esports and Gaming Co.
Expiration: November 2023	29,549	2,955
Exercise Price: $11.50
Tenzing Acquisition Corp.
Expiration: August 2025	54,305	8,689
Exercise Price: $11.50 (g)
Thunder Bridge Acquisition Ltd.
Expiration: July 2022	72,602	52,273
Exercise Price: $11.50 (g)
Tiberius Acquisition Corp.
Expiration: April 2023	113,800	50,072
Exercise Price: $11.50
TKK Symphony Acquisition Corp.
Expiration: August 2023	212,439	27,617
Exercise Price: $11.50 (g)
Tottenham Acquisition I Ltd.
Expiration: June 2025	12,474	1,497
Exercise Price: $11.50 (g)
Trident Acquisitions Corp.
Expiration: June 2021	175,020	28,003
Exercise Price: $11.50
Trinity Merger Corp.
Expiration: May 2023	102,199	36,792
Exercise Price: $11.50
VectoIQ Acquisition Corp.
Expiration: June 2023	38,325	16,480
Exercise Price: $11.50
Total Warrants (Cost $1,379,663)		1,239,533

RIGHTS - 0.44% (a)
Alberton Acquisition Corp. (g)(Expiration: October 24, 2019)	70,000	11,900
Allegro Merger Corp. (Expiration: January 9, 2020)	200,080	54,022
Andina Acquisition Corp. III (g)(Expiration: July 31, 2020)	120,950	41,123
Big Rock Partners Acquisition Corp. (Expiration: May 22, 2019)	111,602	33,481
Bison Capital Acquisition Corp. (g)(Expiration: June 24, 2019)	100,000	35,000
Black Ridge Acquisition Corp. (Expiration: July 10, 2019)	161,445	56,506
CM Seven Star Acquisition Corp. (g)	250,000	82,500
Constellation Alpha Capital Corp. (g)(Expiration: September 23, 2019)	25,001	3,140
GigCapital, Inc. (Expiration: June 12, 2019)	85,400	55,510
HL Acquisitions Corp. (g)(Expiration: January 2, 2020)	34,456	8,642
KBL Merger Corp. IV (Expiration: June 7, 2019)	275,000	63,250
Longevity Acquisition Corp. (g)(Expiration: August 31, 2019)	63,286	12,657
Modern Media Acquisition Corp. (Expiration: June 17, 2019)	103,859	34,273
Pensare Acquisition Corp. (Expiration: May 1, 2019)	38,508	11,167
TKK Symphony Acquisition Corp. (g)(Expiration: February 20, 2020)	212,439	67,980
Tottenham Acquisition I Ltd. (g)(Expiration: August 7, 2019)	12,474	3,368
Total Rights (Cost $621,958)		574,519

MONEY MARKET FUNDS - 12.23%
Fidelity Institutional Government Portfolio - Class I, 2.300% (e)	7,926,278	7,926,278
STIT-Treasury Portfolio - Institutional Class, 2.298% (e)	7,926,278	7,926,278
Total Money Market Funds (Cost $15,852,556)		15,852,556

Total Investments (Cost $183,936,318) - 142.11%		184,226,370
Other Assets in Excess of Liabilities - 0.78%		1,012,831
Preferred Stock - (42.89)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$129,639,801

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2019.
(c)	Fair valued securities. The total market value of these securities was $4,574,839, representing 3.53% of net assets. Value determined using significant unobservable inputs.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at March 31, 2019.
(f)	Illiquid securities. The total market value of these securities was $1,994,839, representing 1.54% of net assets.
(g)	Foreign-issued security.
(h)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(i)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $2,004,664, represents 1.55% of net assets.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies	$104,843,332	$-	$-	$104,843,332
Preferred Stocks
Real Estate Investment Trusts	3,697,196	-	-	3,697,196
Other Common Stocks
Food Products	34,927	-	-	34,927
Professional Services	3,490,145	-	-	3,490,145
Real Estate Investment Trusts	1,449,688	-	-	1,449,688
Real Estate Management & Development	763,404	-	-	763,404
Special Purpose Acquisition Vehicles	26,519,321	13,091,170	2,580,000	42,190,491
Liquidating Trusts	-	-	434,909	434,909
Convertible Notes	-	2,004,664	138,437	2,143,101
Corporate Bonds	-	-	0	0
Corporate Notes	-	6,112,569	-	6,112,569
Senior Secured Notes	-	-	1,400,000	1,400,000
Warrants	770,198	447,842	21,493	1,239,533
Rights	516,371	58,148	-	574,519
Money Market Funds	15,852,556	-	-	15,852,556
Total	$157,937,138	$21,714,393	$4,574,839	$184,226,370

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of March 31, 2019:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$1,239,533

The effect of derivative instruments on the income for the period ended March 31, 2019:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$70,373
	on Investments

	Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$30,983
	appreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Preferred Stocks	Special Purpose Acquisition Vehicles	Liquidating Trusts	Convertible Notes	Corporate Bonds	Senior Secured Notes	Warrants
Balance as of 12/31/2018	$3,421,000	$-	$434,909	$273,806	$15,000	$1,600,000	$26,640
Dispositions	-	-	-	(135,369)	-	-	-
Transfers into (out of) Level 3	-	2,580,000	-	-	-	-	(5,147)
Corporate Actions	(3,181,496)	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(239,504)	-	-	-	(15,000)	(200,000)	-
Balance as of 3/31/19	$-	$2,580,000	$434,909	$138,437	$0	$1,400,000	$21,493
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2019	$-	$46,250	$-	$-	$(15,000)	$(200,000)	$19,182

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

Category	Fair Value March 31, 2019	Valuation Methodologies	Unobservable Input	Range
Preferred Stocks	$-	Cost	Market Assessments/ Financial Assessments	$1,000.00
Special Purpose Acquisition Vehicles	2,580,000	Trust Value	Financial Statements/ Company Announcements	10.32
Liquidating Trusts	434,909	Last Traded Price	Financial Assessments/ Company Announcements and Discount to Liquidation Value	0.01-0.83
Convertible Notes	138,437	Cost	Terms of the Note/ Financial Assessments/ Company Announcements	100.00
Corporate Bonds	0	Market Transactions Approach	Single Broker Quote	0.00-0.50
Senior Secured Notes	1,400,000	Cost	Terms of the Note/ Financial Assessments/ Company Announcements	87.50-100.00
Warrants	21,493	Last Traded Price	Market Assessments	0.00-0.46

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)  /s/ Andrew Dakos
Andrew Dakos, President

Date   May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
Andrew Dakos, President

Date  May 24, 2019

By (Signature and Title) /s/ Thomas Antonucci
Thomas Antonucci, Chief Financial Officer

Date  May 24, 2019